Disposition (Details) - CAD ($) $ in Millions			12 Months Ended
	Oct. 31, 2025	Sep. 02, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Loss on disposition			$ 32	$ 0
FortisTCI
Schedule of Equity Method Investments [Line Items]
Controlling ownership interest		100.00%
Fortis Belize
Schedule of Equity Method Investments [Line Items]
Controlling ownership interest	100.00%
Belize Electricity
Schedule of Equity Method Investments [Line Items]
Equity investment ownership	33.00%
Disposed of by sale | FortisTCI
Schedule of Equity Method Investments [Line Items]
Loss on disposition		$ 32
Disposed of by sale | Fortis Belize and Belize Electricity
Schedule of Equity Method Investments [Line Items]
Loss on disposition	$ 31